Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Payments for drydock and special survey costs	$ 7,220	$ 9,497	$ 6,486
Restricted cash	2,900	0
Amortization of deferred financing costs	1,002	928	677
Amortization of deferred drydock and special survey costs	6,870	7,280	5,838
Foreign currency exchange gains/(losses) recognized	$ 1,722	219	1,494
Property, Plant and Equipment [Line Items]
Barges, Pushboats, Other Vessels, Port terminals and Other fixed assets depreciation method	straight-line method
Capitalized interest costs	$ 5,843	2,261	$ 1,176
Accumulated amortization of deferred drydock and special survey costs	$ 26,164	$ 19,294
Amortization method of intangible assets	straight-line method
ARGENTINA
Property, Plant and Equipment [Line Items]
Average tax rates used to calculate the turnover tax	5.00%	5.00%	5.00%
Turnover taxes	$ 3,389	$ 2,942	$ 3,865
Minimum presumed income tax
Property, Plant and Equipment [Line Items]
Effective tax rate used to calculate the minimum presumed income tax (MPIT)	1.00%
Other current assets	$ 502	$ 439
Drydocking and special survey costs for Ocean-going Vessels
Property, Plant and Equipment [Line Items]
Useful life	5
Drydocking and special survey costs for Pushboats and Barges
Property, Plant and Equipment [Line Items]
Useful life	7
Barges, Pushboats and Other Vessels
Property, Plant and Equipment [Line Items]
Useful life	between 15 and 45 years